SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenue
Net revenue	¥ 4,895,633	$ 689,535	¥ 3,434,620	¥ 4,477,929
Financial services business
Net revenue
Net revenue	2,515,119		1,959,732	3,184,302
Insurance brokerage business
Net revenue
Net revenue	963,822		731,797	755,691
Consumption & lifestyle business and other
Net revenue
Net revenue	1,416,692		743,091	537,936
Loan facilitation service | Financial services business
Net revenue
Net revenue	2,240,852		1,362,685	2,105,776
Post origination services | Financial services business
Net revenue
Net revenue	17,203		204,336	174,255
Financing services | Financial services business
Net revenue
Net revenue	55,975		278,783	524,840
Insurance brokerage services
Net revenue
Net revenue	963,822		731,797	755,691
Insurance brokerage services | Insurance brokerage business
Net revenue
Net revenue	963,822		731,797	755,691
Others | Financial services business
Net revenue
Net revenue	201,089		113,928	379,431
Others | Consumption & lifestyle business and other
Net revenue
Net revenue	149,588		440,195	504,822
Electronic commerce services | Consumption & lifestyle business and other
Net revenue
Net revenue	¥ 1,267,104		¥ 302,896	¥ 33,114